Derivative Instruments and Hedging Activities - Narrative (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Interest rate swaps and cross currency swaps agreement
Derivative [Line Items]
Fair value of derivative asset	$ 0	$ 2,200,000
Derivative Liability, Fair Value, Gross Liability	100,500,000	74,600,000
Derivative
Derivative [Line Items]
Deposit as security for swap liabilities	$ 8,900,000	$ 14,300,000